CONSOLIDATED BALANCE SHEETS (PARENTHETICAL 1) - ₪ / shares	Dec. 31, 2023	Dec. 31, 2022
Statement of Financial Position [Abstract]
Ordinary shares, par value per share	₪ 0.9	₪ 0.9